Subsequent Events (Details) - Ardmore Sealifter [Member] $ in Millions	Jul. 14, 2022 USD ($)
Subsequent Event [Line Items]
Vessel sales price	$ 13.2
Sale Leaseback Transaction, Lease Terms	24 months